BUSINESS COMBINATION (Allocation of Consideration Based on Fair Value, Best Partners, Tianya and Yinlong) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Sep. 03, 2013	Oct. 01, 2013	Dec. 01, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 01, 2013
Business Acquisition [Line Items]
Goodwill				$ 320,424	$ 76,020	$ 17,958
Best Partners [Member]
Business Acquisition [Line Items]
Shares consideration	20,960
Total							20,960
Cash							358
Other current assets							736
Fixed assets							165
Identifiable intangible assets acquired							3,339
Goodwill							16,362
Total							20,960
Tianya [Member]
Business Acquisition [Line Items]
Cash consideration		163
Shares consideration		13,702
Contingent consideration		685
Total		14,550
Cash		420
Other current assets		479
Fixed assets		29
Identifiable intangible assets acquired		1,626
Goodwill		15,253
Liability assumed		(3,257)
Total		14,550
Yinlong [Member]
Business Acquisition [Line Items]
Fair value of previously held 18.9% equity interests			2,694
Cash consideration			2,664
Shares consideration			3,803
Total			9,161
Cash			386
Other current assets			1,218
Fixed assets			52
Identifiable intangible assets acquired			2,118
Goodwill			12,382
Liability assumed			(533)
Fair value of non-controlling interest			(6,462)
Total			$ 9,161